Restatement Of Previously Filed Balance Sheet - Additional Information (Details)	Jan. 11, 2021 USD ($) shares
Minimum net intangible assets required to redemption of common stock | $	$ 5,000,001
Public Warrants | IPO [Member]
Number of warrants to purchase shares issued	9,200,000
Private Placement Warrants | Private Placement [Member]
Number of warrants to purchase shares issued	5,013,333